Revenue from Contracts with Customers - Summary of Contract Balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of contract assets liabilities [abstract]
Trade receivables (Note 15)	¥ 1,516,215	$ 218,101	¥ 331,235
Capitalized contract cost	197,692	28,437	147,499	$ 21,217	¥ 127,704
Contract liabilities (Note 24)	¥ 695,076	$ 99,984	¥ 642,432